Tangible assets - Disclosure of maturity analysis of operating lease payments (Details) - Santander US Auto € in Millions	Dec. 31, 2023 EUR (€)
2024
Disclosure of maturity analysis of operating lease payments [line items]
Undiscounted operating lease payments to be received	€ 3,365
2025
Disclosure of maturity analysis of operating lease payments [line items]
Undiscounted operating lease payments to be received	4,248
2026
Disclosure of maturity analysis of operating lease payments [line items]
Undiscounted operating lease payments to be received	5,100
2027
Disclosure of maturity analysis of operating lease payments [line items]
Undiscounted operating lease payments to be received	€ 1,124